Investment property - Narrative (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Disclosure of detailed information about investment property [line items]
Reduction on sales price (in percentage)	0.10
Level 3 | Fair value
Disclosure of detailed information about investment property [line items]
Increase (decrease) in investment property	$ (3.4)